DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.7%
Australia - 6.8%
ASX Ltd.	1,114	$71,460
Aurizon Holdings Ltd.	10,809	29,861
BHP Group Ltd.	16,738	557,946
BHP Group PLC	12,045	374,224
Computershare Ltd.	3,258	39,288
Evolution Mining Ltd.	10,654	30,445
Fortescue Metals Group Ltd.	9,693	148,767
Magellan Financial Group Ltd.	775	24,548
Medibank Pvt Ltd.	15,613	40,508
Rio Tinto Ltd.	2,116	173,299
Wesfarmers Ltd.	6,472	283,567

(Cost $1,491,498)		1,773,913

Brazil - 2.6%
Atacadao SA	2,628	9,317
B3 SA - Brasil Bolsa Balcao	35,228	96,817
BB Seguridade Participacoes SA	4,023	14,978
CPFL Energia SA	1,200	6,807
Engie Brasil Energia SA	977	7,166
Equatorial Energia SA	5,074	25,224
Hypera SA	2,036	14,146
Petrobras Distribuidora SA	6,612	35,116
Telefonica Brasil SA	3,210	27,419
TIM SA	4,890	11,901
Vale SA	22,493	433,555

(Cost $633,580)		682,446

Canada - 5.9%
Algonquin Power & Utilities Corp.	3,431	53,190
B2Gold Corp.	5,967	23,044
BCE, Inc.	425	22,130
Canadian Tire Corp. Ltd., Class A(a)	336	51,052
Great-West Lifeco, Inc.	1,590	49,110
Hydro One Ltd., 144A	1,836	45,622
iA Financial Corp., Inc.	611	33,827
IGM Financial, Inc.	466	16,967
Keyera Corp.(a)	1,322	31,783
Manulife Financial Corp.	11,107	215,961
Nutrien Ltd.	3,255	197,569
Pembina Pipeline Corp.	3,147	95,756
Power Corp. of Canada	3,214	110,741
Shaw Communications, Inc., Class B	2,650	77,865
Sun Life Financial, Inc.	3,328	171,081
TC Energy Corp.	5,593	265,122
TELUS Corp.	2,486	57,190

(Cost $1,380,339)		1,518,010

Chile - 0.2%
Cia Cervecerias Unidas SA	887	8,939
Colbun SA	47,093	7,784
Enel Americas SA	135,289	18,984
Enel Chile SA	120,110	6,122

(Cost $48,371)		41,829

China - 5.6%
Anhui Conch Cement Co. Ltd., Class A	1,300	8,052
Anhui Conch Cement Co. Ltd., Class H	7,068	38,260
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	2,425
China Communications Services Corp. Ltd., Class H	15,341	8,166
China Construction Bank Corp., Class A	3,300	2,992
China Construction Bank Corp., Class H	547,373	395,538
China Hongqiao Group Ltd.	12,897	19,236
China Medical System Holdings Ltd.	7,805	15,294
China Pacific Insurance Group Co. Ltd., Class A	2,400	9,783
China Pacific Insurance Group Co. Ltd., Class H	15,555	43,801
China Petroleum & Chemical Corp., Class A	14,200	9,376
China Petroleum & Chemical Corp., Class H	135,119	65,498
China Railway Group Ltd., Class A	6,600	5,759
China Railway Group Ltd., Class H	21,166	10,151
China Shenhua Energy Co. Ltd., Class A	2,500	7,750
China Shenhua Energy Co. Ltd., Class H	19,925	44,116
China State Construction Engineering Corp. Ltd., Class A	15,000	11,159
China Vanke Co. Ltd., Class A	4,000	12,275
China Vanke Co. Ltd., Class H	9,725	26,259
China Yangtze Power Co. Ltd., Class A	8,300	24,879
CIFI Holdings Group Co. Ltd.	17,071	11,502
Country Garden Holdings Co. Ltd.	43,952	48,601
Dongfeng Motor Group Co. Ltd., Class H	15,351	16,817
Fujian Sunner Development Co. Ltd., Class A	200	548
Gemdale Corp., Class A	1,900	3,074
Guangzhou Automobile Group Co. Ltd., Class H	15,400	15,504
Haitian International Holdings Ltd.	3,479	13,330
Hello Group, Inc., ADR	766	10,065
Hengan International Group Co. Ltd.	4,046	23,462
Huaxin Cement Co. Ltd., Class A	600	1,795
Huayu Automotive Systems Co. Ltd., Class A	900	3,236
Industrial & Commercial Bank of China Ltd., Class A	24,800	17,758
Industrial & Commercial Bank of China Ltd., Class H	321,730	179,535
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,200	2,882
Jiangsu Expressway Co. Ltd., Class H	6,699	6,951
Lenovo Group Ltd.	41,190	45,653
Logan Group Co. Ltd.	8,230	9,820
Longfor Group Holdings Ltd., 144A	10,448	45,272

New China Life Insurance Co. Ltd., Class A	900	5,666
New China Life Insurance Co. Ltd., Class H	4,369	12,864
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,800	4,481
People’s Insurance Co. Group of China Ltd., Class H	48,478	14,960
PICC Property & Casualty Co. Ltd., Class H	38,628	34,916
Postal Savings Bank of China Co. Ltd., Class A	8,400	6,692
Postal Savings Bank of China Co. Ltd., Class H, 144A	45,163	32,577
Powerlong Real Estate Holdings Ltd.	7,085	5,748
RiseSun Real Estate Development Co. Ltd., Class A	2,000	1,472
Seazen Group Ltd.	11,793	10,463
Seazen Holdings Co. Ltd., Class A	800	4,167
Shaanxi Coal Industry Co. Ltd., Class A	2,600	5,525
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,040	5,430
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,666	9,263
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	600	948
Shenergy Co. Ltd., Class A	3,400	3,431
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,000	3,134
Sichuan Chuantou Energy Co. Ltd., Class A	2,000	3,528
Sinopharm Group Co. Ltd., Class H	7,603	19,532
Uni-President China Holdings Ltd.	7,548	7,153
Want Want China Holdings Ltd.	29,811	20,277
Yunnan Baiyao Group Co. Ltd., Class A	400	5,499
Zhejiang Expressway Co. Ltd., Class H	6,987	6,127
Zhejiang Weixing New Building Materials Co. Ltd., Class A	300	919

(Cost $1,649,854)		1,441,346

Denmark - 0.2%
Tryg A/S
(Cost $47,590)	2,067	51,168

Egypt - 0.0%
Eastern Co. SAE
(Cost $5,481)	5,836	4,375

Finland - 1.1%
Elisa OYJ	810	51,863
Fortum OYJ	2,569	77,998
Orion OYJ, Class B	590	24,049
UPM-Kymmene OYJ	3,060	124,367

(Cost $236,438)		278,277

France - 3.8%
Bouygues SA	1,299	54,328
Danone SA	3,702	270,374
Sanofi	6,476	669,820

(Cost $841,953)		994,522

Germany - 5.2%
Allianz SE	2,351	552,217
Evonik Industries AG	1,161	39,197
GEA Group AG	873	40,304
Siemens AG	4,362	725,203

(Cost $1,151,535)		1,356,921

Greece - 0.1%
Hellenic Telecommunications Organization SA	1,267	24,924
JUMBO SA	561	8,808

(Cost $31,546)		33,732

Hong Kong - 4.0%
Beijing Enterprises Holdings Ltd.	2,998	10,331
BOC Hong Kong Holdings Ltd.	21,091	64,000
Bosideng International Holdings Ltd.	19,995	16,351
China Everbright Environment Group Ltd.	19,249	13,316
China Merchants Port Holdings Co. Ltd.	7,507	12,645
China Overseas Land & Investment Ltd.	21,506	49,497
China Resources Cement Holdings Ltd.	14,110	13,843
China Resources Land Ltd.	18,364	68,357
China State Construction International Holdings Ltd.	11,636	9,426
CK Asset Holdings Ltd.	11,407	74,361
CK Infrastructure Holdings Ltd.	4,071	24,733
CLP Holdings Ltd.	9,302	92,992
Guangdong Investment Ltd.	16,050	22,288
Hang Lung Properties Ltd.	12,431	29,857
Hang Seng Bank Ltd.	4,361	78,054
Henderson Land Development Co. Ltd.	7,821	35,398
HKT Trust & HKT Ltd.(b)	21,211	28,909
Hopson Development Holdings Ltd.	3,311	12,899
Kingboard Holdings Ltd.	3,811	18,743
Kingboard Laminates Holdings Ltd.	5,209	10,247
Kunlun Energy Co. Ltd.	22,095	23,409
Lee & Man Paper Manufacturing Ltd.	7,212	6,334
Nine Dragons Paper Holdings Ltd.	8,850	12,107
Power Assets Holdings Ltd.	7,759	48,735
Shenzhen Investment Ltd.	15,241	4,527
Shimao Group Holdings Ltd.	7,528	15,564
Sino Land Co. Ltd.	18,422	27,145
Sun Hung Kai Properties Ltd.	7,434	104,761
Wharf Real Estate Investment Co. Ltd.	9,500	47,089
Xinyi Glass Holdings Ltd.	10,402	43,735
Yuexiu Property Co. Ltd.	6,447	6,043

(Cost $1,095,967)		1,025,696

India - 1.1%
Bajaj Auto Ltd.	392	20,016
Bharat Petroleum Corp. Ltd.	4,861	31,404

GAIL India Ltd.	8,734	17,484
Hero MotoCorp Ltd.	714	26,815
Hindustan Petroleum Corp. Ltd.	3,639	13,288
Indian Oil Corp. Ltd.	11,243	17,071
Indus Towers Ltd.	3,952	11,657
ITC Ltd.	16,867	48,817
NTPC Ltd.	27,371	43,470
Petronet LNG Ltd.	3,893	12,136
Power Grid Corp. of India Ltd.	17,746	42,623

(Cost $266,280)		284,781

Indonesia - 0.9%
PT Adaro Energy Tbk	89,028	7,865
PT Bank Mandiri Persero Tbk	106,421	45,516
PT Bank Rakyat Indonesia Persero Tbk	318,632	87,798
PT Indofood Sukses Makmur Tbk(c)	29,408	12,732
PT Telkom Indonesia Persero Tbk	280,341	66,830
PT Unilever Indonesia Tbk	40,780	11,580
PT United Tractors Tbk	9,035	12,717

(Cost $228,484)		245,038

Italy - 2.6%
Assicurazioni Generali SpA	6,336	129,168
Enel SpA	46,428	422,937
Snam SpA	11,621	68,645
Terna - Rete Elettrica Nazionale	8,237	65,108

(Cost $682,109)		685,858

Japan - 9.5%
ABC-Mart, Inc.(a)	200	10,723
Asahi Kasei Corp.	7,100	73,417
Bridgestone Corp.	3,300	152,114
Daiwa House Industry Co. Ltd.	3,300	100,808
ITOCHU Corp.	6,800	204,941
Japan Tobacco, Inc.	6,909	134,111
Kajima Corp.	2,600	33,677
KDDI Corp.	9,300	285,281
Kirin Holdings Co. Ltd.	4,700	85,307
Mitsubishi Gas Chemical Co., Inc.	900	16,999
MS&AD Insurance Group Holdings, Inc.	2,578	83,423
Nintendo Co. Ltd.	650	312,989
Nippon Telegraph & Telephone Corp.	7,300	195,092
Nomura Real Estate Holdings, Inc.	800	20,499
Obayashi Corp.	3,800	31,338
Sekisui House Ltd.	3,475	69,367
SoftBank Corp.	16,400	219,965
Sompo Holdings, Inc.	1,800	79,104
T&D Holdings, Inc.	3,100	37,671
Taisei Corp.	1,100	34,494
Tokio Marine Holdings, Inc.	3,600	176,199
Tosoh Corp.	1,600	29,099
Trend Micro, Inc.	800	43,910
USS Co. Ltd.	1,400	23,206

(Cost $2,361,923)		2,453,734

Kuwait - 0.1%
Mobile Telecommunications Co. KSC
(Cost $21,999)	11,479	23,317

Malaysia - 0.8%
Kossan Rubber Industries	6,300	4,698
Malayan Banking Bhd	23,334	47,151
MISC Bhd	6,900	11,951
Petronas Gas Bhd	4,300	17,378
Public Bank Bhd	83,800	84,264
RHB Bank Bhd	9,234	12,417
Sime Darby Bhd	15,600	8,856
Top Glove Corp. Bhd	31,000	29,829

(Cost $200,325)		216,544

Mexico - 1.0%
Arca Continental SAB de CV	2,412	15,571
Coca-Cola Femsa SAB de CV	2,894	16,791
Grupo Mexico SAB de CV, Series B	17,868	83,413
Kimberly-Clark de Mexico SAB de CV, Class A	7,984	14,132
Promotora y Operadora de Infraestructura SAB de CV	1,445	10,816
Wal-Mart de Mexico SAB de CV	30,183	107,631

(Cost $191,350)		248,354

Netherlands - 1.3%
Koninklijke Ahold Delhaize NV	5,918	199,587
Koninklijke Vopak NV	394	17,055
NN Group NV	1,571	81,542
Randstad NV	691	50,818

(Cost $295,475)		349,002

New Zealand - 0.1%
Spark New Zealand Ltd.
(Cost $26,847)	10,087	34,611

Norway - 0.4%
Gjensidige Forsikring ASA	1,126	26,296
Orkla ASA	4,206	37,531
Yara International ASA	1,009	50,605

(Cost $122,342)		114,432

Philippines - 0.1%
Globe Telecom, Inc.	117	6,397
PLDT, Inc.	400	11,779

(Cost $14,330)		18,176

Poland - 0.1%
Cyfrowy Polsat SA
(Cost $13,766)	1,664	15,889

Qatar - 0.5%
Qatar National Bank QPSC
(Cost $125,267)	25,707	135,348

Russia - 1.3%
Inter RAO UES PJSC	189,240	11,922
MMC Norilsk Nickel PJSC	365	119,868
Mobile TeleSystems PJSC, ADR	2,619	24,566
Novolipetsk Steel PJSC	8,607	29,009
PhosAgro PJSC, GDR	783	15,425
Polymetal International PLC	2,028	40,507
Polyus PJSC	197	35,516
Tatneft PJSC	8,040	53,183

(Cost $297,128)		329,996

Saudi Arabia - 1.6%
Abdullah Al Othaim Markets Co.	281	8,631
Advanced Petrochemical Co.	552	10,538
Banque Saudi Fransi	3,612	39,002
Jarir Marketing Co.	377	21,771
Saudi National Bank	12,373	200,570
Saudi Telecom Co.	3,392	122,089

(Cost $327,782)		402,601

Singapore - 1.5%
Oversea-Chinese Banking Corp. Ltd.	19,208	163,220
Singapore Exchange Ltd.	4,341	31,950
Singapore Technologies Engineering Ltd.	9,000	25,292
United Overseas Bank Ltd.	6,900	131,219
Venture Corp. Ltd.	1,700	24,215

(Cost $351,134)		375,896

South Africa - 0.6%
African Rainbow Minerals Ltd.	719	12,883
Exxaro Resources Ltd.	1,340	17,093
Gold Fields Ltd.(a)	5,044	47,591
Kumba Iron Ore Ltd.(a)	354	15,981
Sanlam Ltd.	10,966	48,852
SPAR Group Ltd.	1,027	14,741

(Cost $172,192)		157,141

South Korea - 0.7%
Cheil Worldwide, Inc.	466	9,284
DB Insurance Co. Ltd.	266	13,467
Korea Zinc Co. Ltd.	55	25,236
KT&G Corp.	653	45,957
LG Uplus Corp.	1,076	13,039
S-1 Corp.	100	7,081
Samsung Fire & Marine Insurance Co. Ltd.	169	32,941
Samsung Life Insurance Co. Ltd.	391	25,124
SK Telecom Co. Ltd.	49	12,594

(Cost $186,847)		184,723

Spain - 2.3%
Enagas SA	1,394	31,701
Endesa SA	1,828	43,934
Iberdrola SA	33,816	418,941
Naturgy Energy Group SA(a)	1,656	42,615
Red Electrica Corp. SA	2,429	48,429

(Cost $460,423)		585,620

Sweden - 0.6%
Electrolux AB, Series B	1,273	32,213
ICA Gruppen AB	581	28,873
Lundin Energy AB	1,128	34,420
Securitas AB, Class B	1,836	30,445
Tele2 AB, Class B	2,792	41,806

(Cost $161,820)		167,757

Switzerland - 14.7%
Adecco Group AG	903	50,254
Baloise Holding AG	259	41,308
Holcim Ltd.	2,974	169,470
Novartis AG	12,680	1,173,666
Roche Holding AG	3,866	1,552,013
SGS SA	35	109,961
Swiss Life Holding AG	182	94,889
Swiss Re AG	1,721	158,301
Swisscom AG	151	88,584
Zurich Insurance Group AG	859	376,964

(Cost $3,493,603)		3,815,410

Taiwan - 5.0%
Asia Cement Corp.	11,656	18,884
Compal Electronics, Inc.	24,279	20,062
CTBC Financial Holding Co. Ltd.	105,207	87,313
E.Sun Financial Holding Co. Ltd.	67,949	65,219
First Financial Holding Co. Ltd.	59,261	48,968
Formosa Chemicals & Fibre Corp.	19,700	59,782
Formosa Plastics Corp.	21,775	80,536
Fubon Financial Holding Co. Ltd.	38,301	117,473
Globalwafers Co. Ltd.	1,269	39,837
Hon Hai Precision Industry Co. Ltd.	70,928	284,086
Lite-On Technology Corp.	13,167	29,077
Micro-Star International Co. Ltd.	3,929	18,501
Nien Made Enterprise Co. Ltd.	983	14,685
Novatek Microelectronics Corp.	3,234	52,396
Phison Electronics Corp.	899	13,851
Powertech Technology, Inc.	3,792	15,393
President Chain Store Corp.(c)	3,353	34,542
Shanghai Commercial & Savings Bank Ltd.	19,940	32,378
Shin Kong Financial Holding Co. Ltd.	60,687	20,803
SinoPac Financial Holdings Co. Ltd.	54,985	28,273
Synnex Technology International Corp.	7,978	15,488
Taishin Financial Holding Co. Ltd.(c)	54,100	37,773
Taiwan Cement Corp.	29,300	51,224
Vanguard International Semiconductor Corp.	4,994	26,670
Walsin Technology Corp.	1,630	10,616
Wistron Corp.	17,383	17,186
Wiwynn Corp.	410	14,350
WPG Holdings Ltd.	8,882	15,512
Zhen Ding Technology Holding Ltd.	3,973	14,236

(Cost $987,967)		1,285,114

Thailand - 0.2%
Bangkok Commercial Asset Management PCL	3,800	2,193
Bangkok Commercial Asset Management PCL, NVDR	7,800	4,501
Osotspa PCL, NVDR	7,300	8,267
PTT Exploration & Production PCL, NVDR	7,700	26,636
Ratch Group PCL, NVDR	3,600	5,277
Sri Trang Gloves Thailand PCL, NVDR	6,000	6,887

(Cost $60,457)		53,761

Turkey - 0.1%
BIM Birlesik Magazalar AS	2,579	22,287
Ford Otomotiv Sanayi AS	415	8,575

(Cost $23,471)		30,862

United Arab Emirates - 1.1%
Abu Dhabi National Oil Co. for Distribution PJSC	12,912	15,889
Aldar Properties PJSC	21,165	23,912
Emirates NBD Bank PJSC	14,508	54,704
Emirates Telecommunications Group Co. PJSC	10,094	64,854
First Abu Dhabi Bank PJSC	24,956	115,501

(Cost $213,869)		274,860

United Kingdom - 15.0%
3i Group PLC	5,560	102,345
Admiral Group PLC	1,115	55,412
Anglo American PLC	7,392	312,217
BAE Systems PLC	18,305	143,193
British American Tobacco PLC	12,431	466,882
Direct Line Insurance Group PLC	7,628	32,439
GlaxoSmithKline PLC	28,721	577,889
Hargreaves Lansdown PLC	2,082	43,224
Imperial Brands PLC	5,421	115,006
M&G PLC	14,883	42,194
National Grid PLC	20,271	262,604
Persimmon PLC	1,818	73,559
Rio Tinto PLC	6,397	473,824
Schroders PLC	683	35,531
Severn Trent PLC	1,441	54,775
St James’s Place PLC	2,985	66,141
Tesco PLC	43,546	152,912
Unilever PLC	14,941	831,961
Wm Morrison Supermarkets PLC	13,715	54,738

(Cost $3,690,357)		3,896,846

TOTAL COMMON STOCKS
(Cost $23,591,699)		25,587,906

PREFERRED STOCKS - 0.1%
Brazil - 0.1%
Cia Energetica de Minas Gerais	6,028	15,907
Cia Paranaense de Energia	4,240	5,665

(Cost $21,001)		21,572

TOTAL PREFERRED STOCKS
(Cost $21,001)		21,572

EXCHANGE-TRADED FUNDS - 0.5%
WisdomTree Emerging Markets High Dividend Fund	600	27,312
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(a)(d)	4,150	100,721

TOTAL EXCHANGE-TRADED FUNDS
(Cost $126,908)		128,033

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
(Cost $133,131)	133,131	133,131

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
(Cost $6,584)	6,584	6,584

TOTAL INVESTMENTS - 99.8%
(Cost $23,879,323)		$25,877,226
Other assets and liabilities, net - 0.2%		61,932

NET ASSETS - 100.0%		$25,939,158

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
EXCHANGE-TRADED FUNDS — 0.4%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(a)(d)
1,257	159,186	(58,181)	(1,669)	128	579	—	4,150	100,721
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
1,010,219	—	(877,088)(g)	—	—	5	—	133,131	133,131
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
—	1,087,827	(1,081,243)	—	—	4	—	6,584	6,584

1,011,476	1,247,013	(2,016,512)	(1,669)	128	588	—	143,865	240,436

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $165,902, which is 0.6% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Company declared its annual dividend during the 12-month period ended August 31, 2021, the scheduled payment date was subsequent to August 31, 2021.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $45,326.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSC:	Kuwait Shareholding Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$5,724,606	22.4%
Health Care	4,102,585	16.0
Materials	3,981,423	15.6
Consumer Staples	2,815,457	11.0
Utilities	2,122,637	8.3
Communication Services	1,872,891	7.3
Industrials	1,744,498	6.8
Consumer Discretionary	903,466	3.5
Real Estate	804,804	3.1
Information Technology	769,319	3.0
Energy	767,792	3.0

Total	$25,609,478	100.0%

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(h)
MSCI EAFE Futures	USD	1	$118,470	$117,575	9/17/2021	$(895)
MSCI Emerging Markets Index Futures	USD	1	68,475	64,960	9/17/2021	(3,515)

Total unrealized depreciation						$(4,410)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$25,587,906	$—	$—	$25,587,906
Preferred Stocks	21,572	—	—	21,572
Exchange-Traded Funds	128,033	—	—	128,033
Short-Term Investments(i)	139,715	—	—	139,715

TOTAL	$25,877,226	$—	$—	$25,877,226

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Futures Contracts	$(4,410)	$—	$—	$(4,410)

TOTAL	$(4,410)	$—	$—	$(4,410)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.